CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Average share price of stock issued for exercised options	$ 1.82	$ 0.43
Average share price of stock issued for private placement		$ 2.56
Average share price of stock issued for debt settlement		$ 2.90